SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.08%
Communication Services — 3.51%
14,207	Nexstar Media Group, Inc.	$2,358,504
86,388	PubMatic, Inc., Class A*	1,754,541
46,860	TechTarget, Inc.*	1,460,626
		5,573,671
Consumer Discretionary — 12.69%
12,570	Burlington Stores, Inc.*	3,016,800
16,159	Columbia Sportswear Co.	1,277,854
37,130	Fox Factory Holding Corp.*	1,789,295
35,809	Gentherm, Inc.*	1,766,100
51,590	G-III Apparel Group Ltd.*	1,396,541
11,906	Installed Building Products, Inc.	2,448,826
16,088	LCI Industries	1,663,177
31,510	Ollie’s Bargain Outlet Holdings, Inc.*	3,093,337
22,090	Planet Fitness, Inc., Class A*	1,625,603
12,120	Texas Roadhouse, Inc.	2,081,125
		20,158,658
Consumer Staples — 4.19%
6,755	Casey’s General Stores, Inc.	2,577,438
16,130	Freshpet, Inc.*	2,087,060
30,181	Performance Food Group Co.*	1,995,266
		6,659,764
Energy — 3.29%
199,850	TechnipFMC Plc	5,226,077

Financials — 7.49%
48,460	Baldwin Insurance Group, Inc. (The)*	1,718,876
14,086	FirstCash Holdings, Inc.	1,477,340
8,552	Jack Henry & Associates, Inc.	1,419,803
5,637	Kinsale Capital Group, Inc.	2,171,823
32,450	Stifel Financial Corp.	2,730,668
13,443	WEX, Inc.*	2,381,293
		11,899,803
Health Care — 19.42%
107,040	Alphatec Holdings, Inc.*	1,118,568
153,790	Avid Bioservices, Inc.*	1,098,061
28,421	Azenta, Inc.*	1,495,513
31,300	Bio-Techne Corp.	2,242,645
83,240	Certara, Inc.*	1,152,874
8,640	Charles River Laboratories International, Inc.*	1,784,851
15,960	CONMED Corp.	1,106,347
28,777	Haemonetics Corp.*	2,380,721
19,804	HealthEquity, Inc.*	1,707,105
29,170	Integer Holdings Corp.*	3,377,594

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
28,855	Integra LifeSciences Holdings Corp.*	$840,835
7,600	Medpace Holdings, Inc.*	3,130,060
40,838	Merit Medical Systems, Inc.*	3,510,026
110,140	Neogen Corp.*	1,721,488
11,440	Repligen Corp.*	1,442,127
23,810	STAAR Surgical Co.*	1,133,594
35,190	Vericel Corp.*	1,614,517
		30,856,926
Industrials — 18.40%
12,740	AGCO Corp.	1,246,990
61,564	Ameresco, Inc., Class A*	1,773,659
13,823	Applied Industrial Technologies, Inc.	2,681,662
4,950	CACI International, Inc., Class A*	2,129,143
13,410	EnPro Industries, Inc.	1,952,094
65,945	ExlService Holdings, Inc.*	2,068,035
16,572	ICF International, Inc.	2,460,279
17,950	John Bean Technologies Corp.	1,704,712
8,067	Landstar System, Inc.	1,488,200
48,644	Mercury Systems, Inc.*	1,312,902
10,760	Paylocity Holding Corp.*	1,418,706
8,740	RBC Bearings, Inc.*	2,357,877
16,510	Tetra Tech, Inc.	3,375,965
18,689	Woodward, Inc.	3,258,988
		29,229,212
Information Technology — 23.81%
23,127	Altair Engineering, Inc., Class A*	2,268,296
15,890	ASGN, Inc.*	1,401,021
9,483	Badger Meter, Inc.	1,767,157
10,589	CyberArk Software Ltd.*	2,895,244
34,059	Diodes, Inc.*	2,449,864
31,250	Dynatrace, Inc.*	1,398,125
33,931	Envestnet, Inc.*	2,123,741
29,748	ePlus, Inc.*	2,191,833
7,526	Globant SA*	1,341,585
72,340	Informatica, Inc., Class A*	2,233,859
5,708	Littelfuse, Inc.	1,458,908
8,663	Manhattan Associates, Inc.*	2,136,989
14,006	Novanta, Inc.*	2,284,519
16,810	Onto Innovation, Inc.*	3,690,804
22,500	Perficient, Inc.*	1,682,775
64,870	Sapiens International Corp. NV	2,201,039
14,370	Silicon Laboratories, Inc.*	1,589,753
14,382	SPS Commerce, Inc.*	2,706,117
		37,821,629
Materials — 4.08%
13,855	AptarGroup, Inc.	1,950,923

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
10,818	Balchem Corp.	$1,665,431
18,533	HB Fuller Co.	1,426,300
5,012	Reliance, Inc.	1,431,427
		6,474,081
Real Estate — 1.20%
16,014	Lamar Advertising Co., REIT, Class A	1,914,153

Total Common Stocks		155,813,974
(Cost $125,755,894)
Investment Company — 2.93%
4,663,739	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	4,663,739

Total Investment Company		4,663,739
(Cost $4,663,739)

Total Investments		$160,477,713
(Cost $130,419,633) — 101.01%
Liabilities in excess of other assets — (1.01)%		(1,610,296)
NET ASSETS — 100.00%		$158,867,417

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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